Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2014
Earnings Per Share
Reconciliation of the denominators for basic and diluted EPS

	Fiscal Year Ended
	September 30, 2014	September 30, 2013	September 30, 2012
	(in millions)
Denominator for basic earnings per share	97.2	100.6	111.9
Potential common shares	1.5	1.3	—

Denominator for diluted earnings per share	98.7	101.9	111.9